CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EXPENSES
Amortization	$ 124,957	$ 139,323	$ 146,210
Exploration	360,997	738,123	327,694
General and administrative	395,068	424,799	435,651
LOSS BEFORE OTHER ITEMS	(881,022)	(1,302,245)	(909,555)
OTHER ITEMS
Foreign exchange loss	(29,516)	(19,086)	(110,873)
Interest expense	(1,008)	(14,540)	(10,216)
Net gain (loss) on sales of trading securities	43,551	31,612	(15,363)
Other income	9,006	8,989	6,239
Recovery of gold	1,312,921	828,559	745,538
Warrant (expense) gain	0	(1,000)	0
Provision for doubtful debts	0	0	(97,493)
Total other items	1,334,954	834,534	517,832
Consolidated income (loss) for the year	453,932	(467,711)	(391,723)
Net gain attributable to non-controlling interest	(98,077)	(13,173)	(35,642)
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 355,855	$ (480,884)	$ (427,365)
Basic income (loss) attributable to common shareholders per common share	$ 0.01	$ (0.01)	$ (0.01)
Diluted income (loss) attributable to common shareholders per common share	$ 0.01	$ (0.01)	$ (0.01)
Basic weighted average number of common shares outstanding	47,948,596	47,256,630	45,721,507
Diluted weighted average number of common shares outstanding	51,339,216	47,256,630	45,721,507